RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of significant related parties and their relationships with the Group

Related Party	Relationship with the Group
Ziroom Inc. and its subsidiaries (“Ziroom”)	A group which management or operating policies significantly influenced by a director of the Company
Yuanjing Mingde (Beijing) Holding Group Co., Ltd. (“Yuanjing Mingde”)	A group which management or operating policies significantly influenced by a director of the Company
Vanlian (Beijing) Decoration Co., Ltd. (“Vanlian”)	An affiliate company of the Group
IFM Investments Limited (“IFM”)	An affiliate company of the Group
Shengdu Home Renovation Co., Ltd. (“Shengdu”)	An affiliate company of the Group
Brokerage firms	Firms that the Group has significant influence in
Tencent	Principal owner of the Group

Schedule of revenues from, services provided by, and other income from related parties

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Revenues from related parties
Agency services, online marketing services and home renovation services provided to Vanlian	3,523	14,706	174,511
Online marketing services provided to Ziroom	19,269	72,309	104,888
Agency services provided to Ziroom	281,769	55,447	53,150
Platform services provided to IFM	6,942	41,704	69,717
Agency services and other services provided to Shengdu	—	—	7,565
Agency services provided to Yuanjing Mingde	11,365	35,154	4,491
Technical services provided to Tencent	—	—	1,608
Commission support services provided to brokerage firms	58,194	201,385	423,448
Platform and franchise services provided to brokerage firms	4,541	1,870	8,512
Total	385,603	422,575	847,890

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Services provided by related parties
Online marketing and technical services from Tencent	—	38,943	193,866
Rental and property management services from Yuanjing Mingde	850	8,753	30,609
Referral services from IFM	2,776	8,656	10,672
Services from Ziroom	482	1,025	7,942
Referral services from brokerage firms	101,312	426,233	831,591
Others	2,970	16,343	1,322
Total	108,390	499,953	1,076,002

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Other income
Interest income from loans provided to IFM	3,993	2,289	2,209
Interest income from loans provided to Yuanjing Mingde	215,158	92,013	—
Interest income from loans provided to Ziroom	7,825	—	—
Interest income from loans provided to executive directors	—	1,800	—
Interest income from loans provided to others	—	1,949	1,450
Total	226,976	98,051	3,659

Schedule of lease balances and transactions with related parties

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Operating Leases
Store leases from Yuanjing Mingde	—	136,164
Administrative office leases from Ziroom	48	51
Administrative office leases from Yuanjing Mingde	94,130	—
Total operating lease assets	94,178	136,215
Operating lease liabilities, current from Yuanjing Mingde	9,619	8,213
Operating lease liabilities, current from Ziroom	49	51
Operating lease liabilities, non-current from Yuanjing Mingde	84,080	125,075
Total operating lease liabilities	93,748	133,339

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

	(in thousands)
Operating lease cost from related parties
Operating lease cost from Yuanjing Mingde	—	1,529	18,358
Operating lease cost from Ziroom	—	49	100
Operating lease cost from brokerage firms	—	—	49
Total	—	1,578	18,507

Schedule of amounts due from, due to, and prepayments to related parties

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Amounts due from and prepayments to related parties
Ziroom	335,521	349,375
Vanlian	21,618	209,087
IFM	6,505	7,799
Yuanjing Mingde	16,433	7,471
Shengdu	—	6,431
Tencent(a)	35,078	175
Brokerage firms	11,060	10,485
Others	58,134	519
Total	484,349	591,342

Amounts due to related parties
Vanlian	879	143,804
Tencent	—	35,269
Ziroom	20,615	30,872
IFM	15,111	22,893
Yuanjing Mingde	2,822	8,569
Shengdu	—	1,498
Brokerage firms	214,335	339,911
Others	493	1,262
Total	254,255	584,078
(a)	As of December 31, 2020, amounts due from and prepayments to Tencent mainly consists of prepayment for advertising resources, marketing and cloud services amounting to RMB11.1 million and RMB24.0 million withheld by Tencent in relation to reissuance of treasury shares in 2019, which was received in 2021.

As of December 31, 2021, all amounts due from and prepayments to related parties and amounts due to related parties were trade in nature.

Schedule of loan receivables from related parties

	As of December 31,
	2020	2021
	RMB	RMB

	(in thousands)
Loan receivables from related parties
Short‑term loans to IFM	20,000	20,000
Short-term loans to Yuanjing Mingde (b)	—	—
Short-term loans to others (c)	13,019	22,788
Long‑term loans to others	3,359	—
Total	36,378	42,788
(b)	In November 2018, the Group entered into a six-month RMB1.9 billion loan agreement with Yuanjng Mingde at a fixed borrowing rate of 10%. The agreement has been renewed with July 15, 2020 as the new maturity date and the borrowing rate has increased to 12%. In July 2020, Yuanjing Mingde repaid the remaining RMB58.3 million interest of the loan.

27. RELATED PARTY TRANSACTIONS (CONTINUED)

(c)	The balance of loans to others included the loans provided to entities that the Group invested and has significant influence in for operating of business of these entities, net of allowance for credit losses. In the year ended December 31, 2020, the Group provided RMB2.0 million and RMB9.0 million of loan to two entities it invested which operate home renovation business, at a fixed annual borrowing rate of 12% and 10%, respectively. At the end of 2020, the management assessed the expected credit losses of the loans to related parties and provided full allowance for the loans to and interests from these two invested entities, considering the operating difficulties and liquidity issues they encountered. The carrying value of investments amounting to RMB19.9 million was also fully impaired. As of December 31, 2021, all loan receivables from related parties were non-trade in nature.